Eaton Vance
Emerging and Frontier Countries Equity Fund
January 31, 2025 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2025, the value of the Fund’s investment in the Portfolio was $1,254,113,547 and the Fund owned approximately 100% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 89.9%
Security	Shares	Value
Argentina — 3.6%
Banco BBVA Argentina SA ADR(1)	92,878	$ 2,029,384
Banco Macro SA ADR(1)	53,308	5,301,481
Bioceres Crop Solutions Corp.(1)	36,560	250,436
Central Puerto SA ADR(1)	129,313	1,877,625
Corp. America Airports SA(1)	42,004	822,018
Cresud SACIF y A ADR(1)	46,824	601,220
Despegar.com Corp.(1)	87,404	1,679,905
Empresa Distribuidora Y Comercializadora Norte ADR(1)	27,230	1,064,149
Grupo Financiero Galicia SA ADR(1)	148,194	10,000,131
Grupo Supervielle SA ADR(1)	69,485	1,143,028
IRSA Inversiones y Representaciones SA ADR(1)	39,427	583,125
Loma Negra Cia Industrial Argentina SA ADR(1)	69,662	842,910
Pampa Energia SA ADR(1)	54,369	4,862,220
Telecom Argentina SA ADR(1)	115,711	1,411,674
Transportadora de Gas del Sur SA, Class B ADR(1)	89,916	2,539,228
YPF SA ADR(1)	257,593	10,167,196
		$ 45,175,730
Belgium — 0.5%
Cenergy Holdings SA	602,107	$ 5,931,307
		$ 5,931,307
Brazil — 0.2%
Adecoagro SA	87,843	$ 854,713
Arcos Dorados Holdings, Inc., Class A	161,632	1,252,648
		$ 2,107,361
Bulgaria — 0.1%
Eurohold Bulgaria AD(1)	944,905	$ 957,668
		$ 957,668
China — 0.0%(2)
Ganfeng Lithium Group Co. Ltd., Class H(3)	2,800	$ 6,990
		$ 6,990
Cyprus — 2.9%
Bank of Cyprus Holdings PLC	7,015,593	$ 36,882,729
		$ 36,882,729
Egypt — 1.8%
Abou Kir Fertilizers & Chemical Industries	699,000	$ 777,760
Commercial International Bank - Egypt (CIB)	6,186,000	9,384,296
Security	Shares	Value
Egypt (continued)
Eastern Co. SAE	4,060,000	$ 2,354,525
EFG Holding SAE(1)	2,817,000	1,200,137
E-Finance for Digital & Financial Investments	1,584,000	571,068
Ezz Steel Co. SAE(1)	659,000	1,752,916
Fawry for Banking & Payment Technology Services SAE(1)	4,084,000	699,232
Talaat Moustafa Group	2,496,000	2,716,630
Telecom Egypt Co.	1,426,000	969,776
United Bank(1)	6,000,000	1,723,671
		$ 22,150,011
Georgia — 2.1%
Bank of Georgia Group PLC	100,883	$ 5,921,991
Georgia Capital PLC(1)	816,886	12,201,196
TBC Bank Group PLC	190,873	7,900,129
		$ 26,023,316
Greece — 13.4%
Aegean Airlines SA	118,953	$ 1,338,052
Alpha Services and Holdings SA	8,723,201	16,048,551
Athens International Airport SA	94,031	835,875
Athens Water Supply & Sewage Co. SA	106,068	670,554
Autohellas Tourist & Trading SA	49,238	557,775
Avax SA	281,000	561,670
Ellaktor SA	333,572	774,059
Eurobank Ergasias Services and Holdings SA, Class A	9,614,171	24,061,639
GEK TERNA SA	202,425	3,920,728
Hellenic Exchanges - Athens Stock Exchange SA	87,000	447,053
Hellenic Telecommunications Organization SA	621,243	9,393,971
Helleniq Energy Holdings SA	288,405	2,240,892
Holding Co. ADMIE IPTO SA	711,857	1,974,610
Ideal Holdings SA	85,500	533,207
JUMBO SA	438,674	11,850,880
LAMDA Development SA(1)	322,825	2,325,954
Metlen Energy & Metals SA	345,429	12,417,007
Motor Oil (Hellas) Corinth Refineries SA	207,214	4,578,317
National Bank of Greece SA	2,689,960	23,310,059
Noval Property Real Estate Investment Co.	413,837	1,048,997
OPAP SA	596,303	10,229,151
Optima bank SA	508,714	7,064,843
Piraeus Financial Holdings SA	4,089,797	18,504,097
Public Power Corp. SA	814,790	11,114,217
Sarantis SA	94,905	1,122,072
Trade Estates Real Estate Investment SA	456,600	804,984
		$ 167,729,214

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India — 10.7%
Adani Energy Solutions Ltd.(1)	44,159	$ 379,237
Adani Green Energy Ltd.(1)	14,178	162,487
Aether Industries Ltd.(1)	48,710	465,779
Affle India Ltd.(1)	99,927	1,730,789
Alivus Life Sciences Ltd.(1)	52,386	724,499
Ambuja Cements Ltd.	112,000	660,105
Apollo Hospitals Enterprise Ltd.	18,119	1,421,061
Archean Chemical Industries Ltd.	66,325	446,566
Arvind Fashions Ltd.	83,788	464,816
Arvind Ltd.	115,036	446,790
Asian Paints Ltd.	17,811	471,880
Aster DM Healthcare Ltd.(3)	125,758	711,307
Avenue Supermarts Ltd.(1)(3)	10,455	441,507
Axis Bank Ltd.	191,077	2,165,008
Bajaj Finance Ltd.	17,926	1,625,408
Balrampur Chini Mills Ltd.	101,709	570,267
Bharti Airtel Ltd.	268,305	5,018,511
Bikaji Foods International Ltd.	60,505	481,048
Birla Corp. Ltd.	27,265	366,439
Brightcom Group Ltd.(1)(4)	2,938,392	347,724
Brookfield India Real Estate Trust(3)	165,890	570,685
Cipla Ltd.	24,973	425,548
CMS Info Systems Ltd.	89,302	444,797
Craftsman Automation Ltd.	7,965	382,994
CreditAccess Grameen Ltd.	32,780	407,867
Cyient Ltd.	23,589	394,448
Divi's Laboratories Ltd.	6,252	402,256
Doms Industries Ltd.	21,904	625,309
Dr. Reddy's Laboratories Ltd.	11,630	163,204
Easy Trip Planners Ltd.(1)	1,465,292	227,362
Eicher Motors Ltd.	16,790	1,004,512
Embassy Office Parks REIT	123,460	526,881
EPL Ltd.	218,889	574,475
Equitas Small Finance Bank Ltd.(3)	443,906	339,632
Eris Lifesciences Ltd.(1)(3)	42,277	598,426
Five-Star Business Finance Ltd.(1)	54,990	499,538
Fortis Healthcare Ltd.	91,140	670,971
FSN E-Commerce Ventures Ltd.(1)	1,617,207	3,140,555
Fusion Finance Ltd.(1)	96,501	196,004
GAIL (India) Ltd.	88,026	178,893
Gateway Distriparks Ltd.	428,741	375,490
Go Fashion India Ltd.(1)	42,124	433,313
Godrej Consumer Products Ltd.	54,300	700,699
Godrej Properties Ltd.(1)	23,800	635,855
Gokaldas Exports Ltd.(1)	47,025	512,338
Granules India Ltd.	87,464	560,709
Security	Shares	Value
India (continued)
Grasim Industries Ltd.	13,486	$ 389,533
Grasim Industries Ltd. (partly-paid shares)	537	10,783
Gravita India Ltd.	29,563	700,644
Happiest Minds Technologies Ltd.	138,050	1,092,991
Havells India Ltd.	9,907	178,665
HCL Technologies Ltd.	14,542	288,589
HDFC Bank Ltd.	169,319	3,314,142
HealthCare Global Enterprises Ltd.(1)	117,486	692,579
HG Infra Engineering Ltd.(5)	24,815	365,354
Hindalco Industries Ltd.	214,409	1,464,435
Hindustan Unilever Ltd.	12,230	347,908
Home First Finance Co. India Ltd.(3)	42,736	489,680
ICICI Bank Ltd.	362,274	5,213,318
IndiaMart InterMesh Ltd.(3)	57,341	1,363,813
Indian Railway Catering & Tourism Corp. Ltd.	319,136	3,017,361
Info Edge India Ltd.	58,349	5,181,558
Infosys Ltd.	261,201	5,683,554
Inox Wind Ltd.(1)	311,408	600,618
Intellect Design Arena Ltd.	150,656	1,404,071
ITC Hotels Ltd.(1)	4,344	8,172
ITC Ltd.	43,445	223,835
Jindal Steel & Power Ltd.	13,591	123,469
Jio Financial Services Ltd.(1)	44,476	123,532
JSW Energy Ltd.	100,600	588,201
JSW Steel Ltd.	36,383	395,115
Jubilant Foodworks Ltd.	369,318	2,989,883
Jupiter Life Line Hospitals Ltd.	33,546	628,489
Kalyan Jewellers India Ltd.	91,600	529,252
Karur Vysya Bank Ltd.	217,817	596,834
Kotak Mahindra Bank Ltd.	66,504	1,454,451
Larsen & Toubro Ltd.	76,893	3,155,031
LTIMindtree Ltd.(3)	3,328	226,072
Macrotech Developers Ltd.(3)	48,100	665,865
Mahindra & Mahindra Ltd.	110,746	3,806,140
Mankind Pharma Ltd.(1)	34,600	968,956
Maruti Suzuki India Ltd.	13,857	1,963,168
Max Financial Services Ltd.(1)	44,881	576,365
Medplus Health Services Ltd.(1)	63,721	531,250
Mphasis Ltd.	3,178	104,554
Nazara Technologies Ltd.(1)	61,787	668,150
Nestle India Ltd.	5,403	144,129
NTPC Ltd.	365,456	1,361,090
Oil & Natural Gas Corp. Ltd.	352,901	1,064,066
PCBL Chemical Ltd.	172,170	750,243
Petronet LNG Ltd.	28,740	104,496
PI Industries Ltd.	22,263	893,055

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Piramal Pharma Ltd.	277,096	$ 742,314
Poly Medicure Ltd.	22,364	600,793
Power Grid Corp. of India Ltd.	81,117	281,699
Praj Industries Ltd.	64,334	466,789
Rategain Travel Technologies Ltd.(1)	58,513	469,905
Ratnamani Metals & Tubes Ltd.	12,101	398,657
Raymond Lifestyle Ltd.(1)	7,680	130,760
Raymond Ltd.	14,705	255,592
Reliance Industries Ltd.	710,891	10,345,496
Rossari Biotech Ltd.	53,459	447,098
Route Mobile Ltd.	49,350	680,174
RR Kabel Ltd.	24,661	347,557
Safari Industries India Ltd.	21,445	594,606
Sansera Engineering Ltd.(3)	34,005	494,083
Sapphire Foods India Ltd.(1)	140,155	467,258
Shriram Finance Ltd.	125,500	785,155
SIS Ltd.(1)	96,654	373,206
Sonata Software Ltd.	74,137	451,500
Spandana Sphoorty Financial Ltd.(1)	62,343	234,224
SRF Ltd.	5,781	186,947
State Bank of India	149,692	1,330,663
Sun Pharmaceutical Industries Ltd.	15,899	319,461
Sunteck Realty Ltd.	78,580	430,548
Suprajit Engineering Ltd.	82,009	384,029
Tanla Platforms Ltd.	135,166	858,259
Tata Consultancy Services Ltd.	5,859	277,239
Tata Consumer Products Ltd.	205,547	2,423,668
Tata Elxsi Ltd.	1,296	94,500
Tata Motors Ltd.	101,464	835,051
Tata Steel Ltd.	424,533	656,084
Tech Mahindra Ltd.	14,567	280,078
Tega Industries Ltd.	27,265	475,520
Titagarh Rail System Ltd.	24,049	280,871
Titan Co. Ltd.	33,836	1,357,790
Trent Ltd.	6,864	453,701
Tube Investments of India Ltd.	4,113	157,269
TVS Motor Co. Ltd.	31,600	894,056
Ujjivan Small Finance Bank Ltd.(3)	996,576	411,445
UltraTech Cement Ltd.	10,309	1,363,272
UPL Ltd.	18,027	125,310
UPL Ltd.(1)	2,253	6,846
Varun Beverages Ltd.	60,647	374,865
Welspun Corp. Ltd.	78,886	673,241
Wipro Ltd.	97,042	347,650
Zomato Ltd.(1)	3,828,510	9,696,574
		$ 133,799,251
Security	Shares	Value
Luxembourg — 0.2%
Reinet Investments SCA	52,100	$ 1,286,496
Zabka Group SA(1)	247,384	1,417,337
		$ 2,703,833
Malaysia — 4.9%
AMMB Holdings Bhd.	1,462,500	$ 1,848,552
Axiata Group Bhd.	1,083,700	538,507
CelcomDigi Bhd.	2,042,800	1,715,809
CIMB Group Holdings Bhd.	4,162,800	7,472,784
Gamuda Bhd.	2,312,656	2,089,847
Genting Bhd.	1,202,900	977,922
Genting Malaysia Bhd.	1,178,700	588,444
Hong Leong Bank Bhd.	389,100	1,759,889
IHH Healthcare Bhd.	1,337,500	2,147,276
Inari Amertron Bhd.	1,599,700	904,036
IOI Corp. Bhd.	1,505,400	1,254,098
Kuala Lumpur Kepong Bhd.	301,700	1,345,153
Malayan Banking Bhd.	3,244,200	7,521,190
Malaysia Airports Holdings Bhd.	515,400	1,264,481
Maxis Bhd.	1,416,900	1,104,525
MISC Bhd.	800,200	1,297,940
Mr. DIY Group M Bhd.(3)	1,315,100	494,225
Nestle Malaysia Bhd.	27,600	556,357
Petronas Chemicals Group Bhd.	1,650,800	1,720,627
Petronas Dagangan Bhd.	116,300	511,530
Petronas Gas Bhd.	477,700	1,840,018
PPB Group Bhd.	383,200	1,025,953
Press Metal Aluminium Holdings Bhd.	2,219,100	2,430,027
Public Bank Bhd.	8,471,800	8,182,978
QL Resources Bhd.	645,750	661,064
RHB Bank Bhd.	912,800	1,316,088
SD Guthrie Bhd.	1,216,800	1,320,344
Sime Darby Bhd.	1,094,200	550,919
Telekom Malaysia Bhd.	667,600	985,705
Tenaga Nasional Bhd.	1,513,100	4,612,125
YTL Corp. Bhd.	1,861,700	791,919
YTL Power International Bhd.	1,327,600	928,623
		$ 61,758,955
Nigeria — 1.0%
Access Holdings PLC	123,745,304	$ 2,162,227
Dangote Cement PLC	196,000	51,547
FBN Holdings PLC	4,061,334	81,867
Fidelity Bank PLC	41,669,825	543,805
Guaranty Trust Holding Co. PLC	64,197,000	2,639,065
MTN Nigeria Communications PLC(1)	3,880,410	660,714

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Nigeria (continued)
Nestle Nigeria PLC(1)	11,830	$ 7,768
Nigerian Breweries PLC(1)	9,641,000	232,753
Oando PLC(1)	19,026,030	873,017
Presco PLC	561,820	215,094
SEPLAT Energy PLC	825,000	3,168,690
Stanbic IBTC Holdings PLC	2,368,320	102,430
Transnational Corp. of Nigeria PLC	621,770	22,207
United Bank for Africa PLC	24,615,880	623,998
Zenith Bank PLC	43,430,444	1,478,495
		$ 12,863,677
Pakistan — 4.1%
Bank Al Habib Ltd.	4,375,600	$ 2,248,812
Bank Alfalah Ltd.	4,240,000	1,231,681
Engro Fertilizers Ltd.	3,559,500	2,830,620
Engro Holdings Ltd.	3,925,342	3,083,043
Fauji Fertilizer Co. Ltd.	3,098,200	4,339,632
Habib Bank Ltd.	3,537,900	2,238,691
Hub Power Co. Ltd.	6,308,600	2,940,471
Interloop Ltd.	1,773,600	405,408
Lucky Cement Ltd.	549,400	2,312,321
Mari Energies Ltd.	1,002,600	2,128,153
MCB Bank Ltd.	2,146,600	2,177,168
Millat Tractors Ltd.	696,800	1,714,783
Oil & Gas Development Co. Ltd.	3,400,700	2,522,143
Pakistan Oilfields Ltd.	702,000	1,620,483
Pakistan Petroleum Ltd.	3,324,600	2,140,427
Pakistan State Oil Co. Ltd.	1,159,800	1,531,727
SUI Northern Gas Pipeline	1,970,200	656,821
Systems Ltd.	617,100	1,316,572
TRG Pakistan(1)	1,518,600	352,227
United Bank Ltd.	1,489,100	2,186,649
VEON Ltd. ADR(1)	250,735	11,295,612
		$ 51,273,444
Philippines — 2.1%
Ayala Corp.	176,930	$ 1,647,022
Ayala Land, Inc.	4,817,000	1,832,830
Bank of the Philippine Islands	1,372,470	2,734,045
BDO Unibank, Inc.	1,708,840	4,022,849
International Container Terminal Services, Inc.	737,670	4,404,608
JG Summit Holdings, Inc.	1,941,500	536,431
Jollibee Foods Corp.	320,280	1,217,079
Manila Electric Co.	207,370	1,589,594
Metropolitan Bank & Trust Co.	1,302,830	1,544,533
PLDT, Inc.	56,130	1,284,576
Security	Shares	Value
Philippines (continued)
SM Investments Corp.	158,630	$ 2,113,445
SM Prime Holdings, Inc.	7,286,600	2,881,634
Universal Robina Corp.	623,260	648,322
		$ 26,456,968
Poland — 7.1%
Alior Bank SA	97,268	$ 2,245,133
Allegro.eu SA(1)(3)	680,983	4,997,551
Asseco Poland SA	60,625	1,759,392
Bank Millennium SA(1)	712,932	1,817,843
Bank Polska Kasa Opieki SA	190,292	7,464,762
Budimex SA	13,157	1,540,596
CCC SA(1)	46,467	1,953,034
CD Projekt SA	71,764	3,711,277
Cyfrowy Polsat SA(1)	239,740	908,588
Dino Polska SA(1)(3)	55,841	6,177,368
Enea SA(1)	230,009	790,157
Grupa Kety SA	10,840	2,030,776
KGHM Polska Miedz SA	150,187	4,605,044
KRUK SA	17,976	1,890,104
LPP SA	1,411	5,693,125
mBank SA(1)	16,970	2,620,172
Orange Polska SA	782,595	1,533,288
ORLEN SA	588,976	7,766,125
PGE Polska Grupa Energetyczna SA(1)	968,503	1,554,304
Powszechna Kasa Oszczednosci Bank Polski SA	881,550	14,463,342
Powszechny Zaklad Ubezpieczen SA	565,578	6,934,901
Santander Bank Polska SA	38,253	4,748,548
Tauron Polska Energia SA(1)	1,175,266	1,226,377
XTB SA(3)	63,438	1,020,863
		$ 89,452,670
Romania — 0.1%
NEPI Rockcastle NV	251,158	$ 1,893,105
		$ 1,893,105
Saudi Arabia — 5.8%
Advanced Petrochemical Co.(1)	48,600	$ 406,894
Al Hammadi Holding	35,300	414,921
Al Rajhi Bank	208,404	5,496,477
Al Rajhi Co. for Co-operative Insurance(1)	66,403	3,075,420
Alamar Foods	28,300	575,288
Al-Dawaa Medical Services Co.	26,200	556,446
Alinma Bank	24,500	194,908
Almarai Co. JSC	116,307	1,825,492
Arabian Centres Co.(3)	174,800	988,613

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Saudi Arabia (continued)
Arabian Contracting Services Co.(1)	63,009	$ 2,575,846
Arabian Internet & Communications Services Co.	7,100	603,532
Arriyadh Development Co.	330,313	3,062,526
Astra Industrial Group Co.	48,971	2,453,291
Ataa Educational Co.	29,094	579,155
Bank AlBilad	12,250	130,221
Banque Saudi Fransi	24,474	104,718
Catrion Catering Holding Co.	30,900	1,091,547
City Cement Co.	194,300	1,070,677
Dallah Healthcare Co.	11,603	492,448
Dr. Sulaiman Al Habib Medical Services Group Co.	6,900	537,499
Electrical Industries Co.	1,255,101	2,443,178
Etihad Etisalat Co.	355,867	5,489,776
Jarir Marketing Co.	121,000	413,370
Leejam Sports Co. JSC	36,154	1,755,216
Lumi Rental Co.(1)	36,800	748,567
Maharah Human Resources Co.	855,014	1,516,762
Najran Cement Co.(1)	326,900	790,277
National Agriculture Development Co.(1)	150,219	1,024,985
National Co. for Learning & Education	49,068	2,380,765
National Medical Care Co.	24,400	1,027,725
Riyad Bank	28,500	222,500
SABIC Agri-Nutrients Co.	15,900	487,459
Sahara International Petrochemical Co.	144,300	896,419
Saudi Arabian Mining Co.(1)	57,900	751,103
Saudi Arabian Oil Co.(3)	170,110	1,258,785
Saudi Awwal Bank	20,600	197,320
Saudi Basic Industries Corp.	58,600	1,046,590
Saudi Electricity Co.	49,600	224,971
Saudi Industrial Investment Group	93,300	436,075
Saudi National Bank	59,100	538,322
Saudi Real Estate Co.(1)	431,806	3,090,251
Saudi Reinsurance Co.(1)	202,338	3,190,149
Saudi Telecom Co.	198,200	2,296,790
Saudia Dairy & Foodstuff Co.	28,239	2,486,953
Savola Group(1)	53,541	556,313
Theeb Rent A Car Co.	184,426	3,884,003
United Electronics Co.	159,393	4,181,198
United International Transportation Co.	139,643	3,188,958
		$ 72,760,699
Slovenia — 2.5%
Nova Ljubljanska Banka DD(3)	72,121	$ 10,269,736
Nova Ljubljanska Banka DD GDR(5)	759,361	21,365,314
		$ 31,635,050
Security	Shares	Value
South Africa — 4.9%
Absa Group Ltd.	377,942	$ 3,748,987
Adcock Ingram Holdings Ltd.	12,800	45,642
AECI Ltd.	24,200	107,380
Afrimat Ltd.	25,600	85,966
Aspen Pharmacare Holdings Ltd.	165,486	1,577,808
AVI Ltd.	132,584	698,858
Barloworld Ltd.	62,905	361,679
Bid Corp. Ltd.	149,532	3,807,723
Bidvest Group Ltd.	147,586	2,013,317
Capitec Bank Holdings Ltd.	5,000	796,095
Clicks Group Ltd.	103,185	1,985,519
Coronation Fund Managers Ltd.	48,000	93,985
DataTec Ltd.	47,083	124,412
Dis-Chem Pharmacies Ltd.(3)	160,692	293,276
Discovery Ltd.	239,012	2,313,438
Equites Property Fund Ltd.	184,800	139,822
Exxaro Resources Ltd.	90,764	849,670
FirstRand Ltd.	290,700	1,182,713
Fortress Real Estate Investments Ltd., Class B	514,982	537,714
Foschini Group Ltd.	126,404	960,579
Gold Fields Ltd.	50,600	864,537
Grindrod Ltd.	136,100	89,243
Growthpoint Properties Ltd.	1,347,353	867,819
Harmony Gold Mining Co. Ltd.	33,900	385,699
Hosken Consolidated Investments Ltd.	8,800	71,474
Hyprop Investments Ltd.	130,454	306,749
Impala Platinum Holdings Ltd.(1)	56,300	309,012
Investec Ltd.	102,967	657,149
JSE Ltd.	19,800	125,363
Life Healthcare Group Holdings Ltd.	459,232	387,060
Momentum Group Ltd.	493,767	760,382
Motus Holdings Ltd.	51,184	301,077
Mr. Price Group Ltd.	139,698	1,862,285
MTN Group Ltd.	798,880	4,900,320
MultiChoice Group(1)	92,710	536,532
Naspers Ltd., Class N	9,900	2,087,219
Nedbank Group Ltd.	205,383	3,021,737
Netcare Ltd.	440,605	334,352
Ninety One Ltd.	55,500	101,899
Oceana Group Ltd.	20,900	75,167
Old Mutual Ltd.	2,227,254	1,474,032
Omnia Holdings Ltd.	37,800	135,554
OUTsurance Group Ltd.	398,701	1,340,197
Pepkor Holdings Ltd.(3)	1,144,448	1,577,316
Pick n Pay Stores Ltd.(1)	205,466	315,783
Remgro Ltd.	223,567	1,722,529

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Resilient REIT Ltd.	106,204	$ 329,552
Reunert Ltd.	38,300	140,261
Sanlam Ltd.	862,145	3,758,752
Santam Ltd.	14,663	287,731
Sappi Ltd.	220,983	565,388
Sasol Ltd.	217,871	1,010,529
Shoprite Holdings Ltd.	233,308	3,561,295
SPAR Group Ltd.(1)	72,821	546,318
Standard Bank Group Ltd.	77,000	897,616
Super Group Ltd.	77,200	117,031
Telkom SA SOC Ltd.(1)	63,500	113,769
Thungela Resources Ltd.	48,480	353,167
Tiger Brands Ltd.	62,145	919,514
Truworths International Ltd.	138,093	635,147
Vukile Property Fund Ltd.	365,582	340,112
Wilson Bayly Holmes-Ovcon Ltd.	12,200	136,680
Woolworths Holdings Ltd.	485,024	1,507,450
		$ 61,555,381
Spain — 0.0%(2)
AmRest Holdings SE	48,544	$ 203,751
		$ 203,751
Taiwan — 3.3%
Accton Technology Corp.	10,000	$ 229,634
Advantech Co. Ltd.	29,000	332,008
Alchip Technologies Ltd.	4,000	372,119
ASE Technology Holding Co. Ltd.	76,000	394,478
Asustek Computer, Inc.	16,000	291,240
Cathay Financial Holding Co. Ltd.	218,000	439,549
Chailease Holding Co. Ltd.	70,776	246,960
China Steel Corp.	522,000	319,458
Chunghwa Telecom Co. Ltd.	83,000	316,938
Compal Electronics, Inc.	270,000	297,792
CTBC Financial Holding Co. Ltd.	388,000	461,830
Delta Electronics, Inc.	48,000	625,442
E Ink Holdings, Inc.	39,000	327,349
E.Sun Financial Holding Co. Ltd.	438,614	369,893
Evergreen Marine Corp. Taiwan Ltd.	61,000	378,374
First Financial Holding Co. Ltd.	371,400	313,406
Formosa Chemicals & Fibre Corp.	276,000	235,082
Formosa Plastics Corp.	182,000	199,944
Fubon Financial Holding Co. Ltd.	207,600	581,526
Gigabyte Technology Co. Ltd.	27,000	204,146
Hon Hai Precision Industry Co. Ltd.	243,000	1,297,531
Hotai Motor Co. Ltd.	18,000	330,133
Security	Shares	Value
Taiwan (continued)
Hua Nan Financial Holdings Co. Ltd.	414,540	$ 352,644
KGI Financial Holding Co. Ltd.	315,000	164,665
Largan Precision Co. Ltd.	2,000	165,272
Lite-On Technology Corp.	122,000	399,275
MediaTek, Inc.	29,000	1,255,904
Mega Financial Holding Co. Ltd.	280,750	330,152
Nan Ya Plastics Corp.	243,000	237,571
Novatek Microelectronics Corp.	19,000	298,586
Pegatron Corp.	109,000	317,144
Quanta Computer, Inc.	51,000	404,335
Realtek Semiconductor Corp.	23,000	378,830
Shanghai Commercial & Savings Bank Ltd.	261,000	335,243
SinoPac Financial Holdings Co. Ltd.	498,400	343,058
Taishin Financial Holding Co. Ltd.	538,360	285,766
Taiwan Cooperative Financial Holding Co. Ltd.	222,490	164,961
Taiwan Mobile Co. Ltd.	85,000	285,366
Taiwan Semiconductor Manufacturing Co. Ltd.	758,000	25,296,799
TCC Group Holdings Co. Ltd.	311,000	300,598
Unimicron Technology Corp.	64,000	266,869
Uni-President Enterprises Corp.	109,000	258,803
United Microelectronics Corp.	254,000	302,820
Wistron Corp.	89,000	292,085
Wiwynn Corp.	5,000	329,612
Yageo Corp.	18,988	308,171
Yuanta Financial Holding Co. Ltd.	217,120	228,347
		$ 41,867,708
Togo — 0.0%(2)
Ecobank Transnational, Inc.(1)	115,300	$ 2,284
		$ 2,284
Turkey — 2.6%
Akbank TAS	2,109,000	$ 3,811,719
Anadolu Efes Biracilik Ve Malt Sanayii AS	143,000	643,738
Aselsan Elektronik Sanayi Ve Ticaret AS	924,000	2,284,041
BIM Birlesik Magazalar AS	307,000	4,709,782
Coca-Cola Icecek AS	585,000	929,010
Ford Otomotiv Sanayi AS	47,000	1,218,200
Haci Omer Sabanci Holding AS	698,000	1,944,129
KOC Holding AS	508,000	2,408,184
Pegasus Hava Tasimaciligi AS(1)	151,000	985,832
Sasa Polyester Sanayi AS(1)	7,119,000	726,131
Turk Hava Yollari AO(1)	375,000	3,310,612
Turkcell Iletisim Hizmetleri AS	792,000	2,381,944
Turkiye Is Bankasi AS, Class C	5,876,000	2,317,465
Turkiye Petrol Rafinerileri AS	639,000	2,513,926

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	923,000	$ 976,999
Yapi ve Kredi Bankasi AS	2,268,000	1,940,658
		$ 33,102,370
United Arab Emirates — 7.9%
Abu Dhabi Commercial Bank PJSC	2,152,331	$ 7,014,408
Abu Dhabi Islamic Bank PJSC	990,227	4,203,541
Abu Dhabi National Oil Co. for Distribution PJSC	1,932,676	1,891,670
Agthia Group PJSC	2,220,832	3,728,762
Air Arabia PJSC	4,642,425	3,901,764
Al Ansari Financial Services PJSC	1,805,311	481,644
Al Waha Capital PJSC	6,168,401	2,615,469
Aldar Properties PJSC	4,332,652	9,014,239
Amanat Holdings PJSC	10,123,250	2,973,883
Americana Restaurants International PLC(6)	1,335,869	853,602
Americana Restaurants International PLC(6)	494,400	322,770
Deyaar Development PJSC	16,085,701	4,070,678
Dubai Electricity & Water Authority PJSC	1,988,024	1,385,710
Dubai Islamic Bank PJSC	1,955,614	4,091,719
Emaar Properties PJSC	5,225,625	19,179,668
Emirates NBD Bank PJSC	960,687	5,452,978
Emirates Telecommunications Group Co. PJSC	2,102,157	9,782,420
First Abu Dhabi Bank PJSC	2,746,705	10,865,328
Modon Holding PSC(1)	227,300	210,765
Multiply Group PJSC(1)	2,223,266	1,276,299
National Central Cooling Co. PJSC	689,840	548,725
Ras Al Khaimah Ceramics	3,875,806	2,722,704
Taaleem Holdings PJSC	29,300	33,761
Talabat Holding PLC(1)	5,000,000	1,932,998
		$ 98,555,505
United Kingdom — 0.1%
Anglogold Ashanti PLC	23,900	$ 719,649
Pepco Group NV(1)(5)	174,283	735,802
		$ 1,455,451
United States — 0.9%
Titan Cement International SA	232,795	$ 11,013,899
		$ 11,013,899
Vietnam — 7.1%
Airports Corp. of Vietnam JSC(1)	133,300	$ 645,772
Asia Commercial Bank JSC	1,247,750	1,348,746
Ba Ria - Vung Tau House Development JSC(1)	610,400	586,093
Bank for Foreign Trade of Vietnam JSC(1)	212,500	784,337
Bank for Investment & Development of Vietnam JSC(1)	374,253	595,954
Security	Shares	Value
Vietnam (continued)
Baominh Insurance Corp.	705,746	$ 577,116
Binh Duong Water Environment Corp. JSC	977,800	1,822,884
Binh Minh Plastics JSC	123,700	621,511
Binh Son Refining & Petrochemical JSC	1,825,800	1,477,821
Century Land JSC(1)	520,000	142,594
Century Synthetic Fiber Corp.(1)	14,170	12,984
Dat Xanh Real Estate Services JSC(1)	592,200	157,553
Digiworld Corp.	1,384,240	2,089,370
Dong Hai JSC of Bentre	208,600	300,703
Duc Giang Chemicals JSC	712,600	3,154,037
FPT Corp.	1,644,655	10,019,024
FPT Digital Retail JSC(1)	546,960	4,471,490
Gelex Group JSC(1)	724,100	581,438
Gemadept Corp.	993,600	2,518,415
Hoa Phat Group JSC(1)	2,581,400	2,721,758
IDICO Corp. JSC	259,300	565,366
Khang Dien House Trading & Investment JSC(1)	1,867,780	2,581,745
Kinh Bac City Development Holding Corp.(1)	1,654,700	1,904,959
Masan Group Corp.(1)	1,109,300	2,998,811
Military Commercial Joint Stock Bank	1,472,000	1,350,062
Mobile World Investment Corp.	2,041,600	4,862,684
Nam Long Investment Corp.	1,080,200	1,566,324
Novaland Investment Group Corp.(1)	7,524	2,673
PC1 Group JSC(1)	603,635	550,646
PetroVietNam Ca Mau Fertilizer JSC	400,200	532,724
PetroVietnam Drilling & Well Services JSC(1)	1,788,000	1,666,999
Petrovietnam Fertilizer & Chemicals JSC	427,300	587,756
PetroVietnam Gas JSC	207,500	558,696
PetroVietnam Technical Services Corp.	1,216,800	1,596,608
Petrovietnam Transportation Corp.	543,700	562,843
Pha Lai Thermal Power JSC	36,660	16,508
Phat Dat Real Estate Development Corp.(1)	1,017,365	771,040
Phu Nhuan Jewelry JSC	854,566	3,315,820
Phuoc Hoa Rubber JSC	258,900	534,579
Quang Ngai Sugar JSC	316,000	637,544
Quang Ninh Thermal Power JSC	53,040	28,550
Refrigeration Electrical Engineering Corp.	750,723	1,933,758
Sai Gon VRG Investment Corp.	527,500	1,710,786
Saigon Beer Alcohol Beverage Corp.	264,300	565,849
Saigon Thuong Tin Commercial JSB(1)	932,100	1,372,967
Sao Ta Foods JSC	402,800	743,162
SSI Securities Corp.	3,268,930	3,286,461
Thien Long Group Corp.	309,540	779,126
Thu Dau Mot Water JSC(1)	1,800	3,713
Vietjet Aviation JSC(1)	144,200	573,063
Vietnam Dairy Products JSC	534,600	1,324,540

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Vietnam Engine & Agricultural Machinery Corp.	241,100	$ 381,646
Vietnam Joint Stock Commercial Bank for Industry & Trade(1)	2,038,900	3,081,485
Vietnam Prosperity JSC Bank	3,382,400	2,548,461
Vietnam Technological & Commercial Joint Stock Bank	1,614,800	1,591,008
Viettel Construction Joint Stock Corp.	412,600	2,162,054
Vincom Retail JSC(1)	2,112,600	1,388,339
Vingroup JSC(1)	360,900	580,084
Vinh Hoan Corp.	209,500	566,138
Vinhomes JSC(1)(3)	1,042,500	1,637,284
VNDirect Securities Corp.	990,875	474,112
		$ 88,526,573
Total Common Stocks (identified cost $979,967,202)		$1,127,844,900

Foreign Corporate Bonds — 0.1%
Security	Principal Amount (000's omitted)		Value
Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 7/23/29(5)	USD	1,322	$ 1,358,283
Total Foreign Corporate Bonds (identified cost $1,353,860)			$ 1,358,283

Loan Participation Notes — 0.7%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.7%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(4)(5)(7)	UZS	24,256,095	$ 1,880,964
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(4)(5)(7)	UZS	81,043,560	6,290,799
Total Loan Participation Notes (identified cost $8,883,398)			$ 8,171,763

Rights — 0.0%(2)
Security	Shares	Value
Argentina — 0.0%(2)
Grupo Financiero Banorte SAB de CV, Exp. 2/6/25(1)	2,243	$ 30,527
Total Rights (identified cost $0)		$ 30,527

Sovereign Government Bonds — 0.5%
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%(2)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	180,655	$ 571,604
			$ 571,604
Uzbekistan — 0.5%
National Bank of Uzbekistan, 19.875%, 7/5/27(5)	UZS	80,750,000	$ 6,297,382
			$ 6,297,382
Total Sovereign Government Bonds (identified cost $7,023,221)			$ 6,868,986

Short-Term Investments — 7.0%
Affiliated Fund — 5.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(8)	70,797,675	$ 70,797,675
Total Affiliated Fund (identified cost $70,797,675)		$ 70,797,675

U.S. Treasury Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/20/25(9)	$15,500	$ 15,468,938
0.00%, 3/6/25(9)	506	504,152

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 3/27/25	$500	$ 496,950
Total U.S. Treasury Obligations (identified cost $16,464,749)		$ 16,470,040
Total Short-Term Investments (identified cost $87,262,424)		$ 87,267,715

Total Purchased Options — 0.4% (identified cost $15,038,462)	$ 4,856,472
Total Investments — 98.6% (identified cost $1,099,528,567)	$1,236,398,646
Other Assets, Less Liabilities — 1.4%	$ 17,716,711
Net Assets — 100.0%	$1,254,115,357
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $35,034,522 or 2.8% of the Portfolio's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $38,293,898 or 3.1% of the Portfolio's net assets.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	35.7%	$448,339,523
Consumer Discretionary	8.9	112,007,386
Industrials	8.3	104,473,719
Communication Services	6.2	77,140,455
Real Estate	5.8	72,129,902
Materials	5.6	70,430,577
Information Technology	5.1	64,390,570
Energy	5.1	63,581,805
Consumer Staples	4.9	61,793,098
Utilities	3.7	46,057,355
Health Care	1.4	17,061,083
Government	0.5	6,868,986
Short-Term Investments	7.0	87,267,715
Total	98.2%	$1,231,542,174

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	$ 111,102
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,100,000	INR	85.50	1/25/29	59,484
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,600,000	INR	85.50	1/30/29	57,234
Put USD vs. Call MXN (Digital Option)	Goldman Sachs International	USD	2,000,000	MXN	19.25	4/24/25	153,352
Put USD vs. Call MXN (Digital Option)	JPMorgan Chase Bank, N.A.	USD	4,820,000	MXN	19.25	7/18/25	622,816
Put USD vs. Call MXN (Digital Option)	UBS AG	USD	1,300,000	MXN	19.25	10/22/25	204,721
Total							$1,208,709

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Purchased Call Options (Exchange-Traded) — 0.3%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hang Seng China Enterprises Index Futures 03/2025	6,610	HKD 2,439,793,965	HKD 8,200.00	3/21/25	$3,647,763
Total					$3,647,763
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,296,988	USD	1,364,041	3/19/25	$ (15,818)
INR	1,441,830,000	USD	16,921,417	3/19/25	(337,867)
INR	1,774,170,000	USD	20,779,204	3/19/25	(373,167)
INR	2,357,000,000	USD	27,664,839	3/19/25	(555,244)
INR	2,587,000,000	USD	30,367,592	3/19/25	(612,598)
TWD	568,529,000	USD	17,608,059	3/19/25	(341,774)
TWD	745,999,532	USD	23,097,748	3/19/25	(441,665)
TWD	1,061,000,000	USD	32,863,950	3/19/25	(641,269)
TWD	1,062,000,000	USD	32,895,332	3/19/25	(642,281)
TWD	1,252,000,000	USD	38,818,094	3/19/25	(794,724)
TWD	1,559,000,000	USD	48,365,831	3/19/25	(1,018,838)
USD	141,655,247	EUR	134,691,851	3/19/25	1,642,653
USD	25,158,131	EUR	23,921,424	3/19/25	291,737
USD	4,362,533	EUR	4,148,082	3/19/25	50,589
USD	3,763,979	EUR	3,578,952	3/19/25	43,648
USD	2,223,017	EUR	2,113,739	3/19/25	25,779
USD	2,219,464	EUR	2,110,361	3/19/25	25,737
USD	1,630,133	EUR	1,550,000	3/19/25	18,903
USD	28,092,156	PHP	1,636,534,731	3/19/25	119,132
USD	4,656,438	PHP	271,000,000	3/19/25	24,278
					$(3,532,789)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	501,000,000	USD	9,718,719	Standard Chartered Bank	2/6/25	$ 245,905	$ —
USD	1,066,246	ARS	1,266,700,000	Bank of America, N.A.	3/3/25	—	(122,002)
USD	29,881,641	CNH	217,000,000	Barclays Bank PLC	3/19/25	198,241	—
USD	17,850,150	CNH	129,000,000	BNP Paribas	3/19/25	204,258	—
USD	12,215,277	CNH	88,400,000	Standard Chartered Bank	3/19/25	123,051	—
USD	15,497,430	CNH	112,600,000	UBS AG	3/19/25	94,891	—
USD	68,533,092	ZAR	1,234,000,000	HSBC Bank USA, N.A.	3/19/25	2,725,381	—

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	68,533,092	ZAR	1,234,000,000	HSBC Bank USA, N.A.	3/19/25	$2,725,381	$ —
ZAR	1,234,000,000	USD	68,533,092	State Street Bank and Trust Company	3/19/25	—	(2,725,381)
EGP	1,560,000,000	USD	30,000,000	Citibank, N.A.	4/2/25	259,041	—
USD	1,316,852	ARS	1,613,144,000	Goldman Sachs International	4/3/25	—	(168,072)
USD	2,132,461	ARS	2,608,000,000	Goldman Sachs International	4/3/25	—	(268,244)
USD	2,132,461	ARS	2,608,000,000	Goldman Sachs International	4/3/25	—	(268,244)
EGP	496,000,000	USD	9,460,233	Standard Chartered Bank	4/7/25	140,458	—
MXN	134,107,000	USD	6,461,078	Standard Chartered Bank	4/28/25	—	(71,303)
USD	6,467,040	MXN	134,107,000	Goldman Sachs International	4/28/25	77,265	—
MXN	251,204,000	USD	11,753,208	Standard Chartered Bank	7/22/25	71,312	—
USD	11,780,065	MXN	251,204,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(44,453)
USD	2,135,479	ARS	2,985,400,000	Goldman Sachs International	8/26/25	—	(401,369)
USD	2,120,352	ARS	2,985,456,000	Goldman Sachs International	8/26/25	—	(416,544)
MXN	69,628,600	USD	3,265,744	Bank of America, N.A.	10/24/25	—	(29,194)
USD	3,265,116	MXN	69,628,600	UBS AG	10/24/25	28,566	—
						$6,893,750	$(4,514,806)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
FTSE Taiwan Index	1,511	Long	2/26/25	$112,985,951	$(3,291,483)
					$(3,291,483)
Abbreviations:
ADR	– American Depositary Receipt
FTSE	– Financial Times Stock Exchange
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
Currency Abbreviations:
ARS	– Argentine Peso
CNH	– Yuan Renminbi Offshore
EGP	– Egyptian Pound
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
MXN	– Mexican Peso

PHP	– Philippine Peso
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended January 31, 2025, the Portfolio entered into equity index futures contracts and equity index options to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $70,797,675, which represents 5.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$50,579,542	$161,665,627	$(141,447,494)	$ —	$ —	$70,797,675	$329,940	70,797,675
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 18,631,270	$ 77,940,083	$ —	$ 96,571,353
Asia	14,466,945	388,875,220	347,724	403,689,889
Developed Europe	—	10,294,342	—	10,294,342
Emerging Europe	—	387,676,122	—	387,676,122
Latin America	47,283,091	—	—	47,283,091
Middle East	1,932,998	169,383,206	—	171,316,204
North America	—	11,013,899	—	11,013,899
Total Common Stocks	$ 82,314,304	$1,045,182,872**	$ 347,724	$1,127,844,900
Foreign Corporate Bonds	$ —	$ 1,358,283	$ —	$ 1,358,283
Loan Participation Notes	—	—	8,171,763	8,171,763
Rights	30,527	—	—	30,527

Global Macro Capital Opportunities Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Sovereign Government Bonds	$ —	$ 6,868,986	$ —	$ 6,868,986
Short-Term Investments:
Affiliated Fund	70,797,675	—	—	70,797,675
U.S. Treasury Obligations	—	16,470,040	—	16,470,040
Purchased Currency Options	—	1,208,709	—	1,208,709
Purchased Call Options	3,647,763	—	—	3,647,763
Total Investments	$156,790,269	$1,071,088,890	$8,519,487	$1,236,398,646
Forward Foreign Currency Exchange Contracts	$ —	$ 9,136,206	$ —	$ 9,136,206
Total	$156,790,269	$1,080,225,096	$8,519,487	$1,245,534,852
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (10,290,051)	$ —	$ (10,290,051)
Futures Contracts	—	(3,291,483)	—	(3,291,483)
Total	$ —	$ (13,581,534)	$ —	$ (13,581,534)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.